Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Expense Resulting from the Related Party Transactions
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2021 and 2020:

		Year Ended December 31,
($ in thousands)	Classification	2021	2020
Operating Leases
Lessor has minority interest in SLO	Rent expense	$1,563	$2,138
Lessor has minority interest in MedMar	Rent expense	238	140
Lessor is an MVS shareholder	Rent expense	1,168	647
Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$277	$151
Lessor has minority interest in MedMar	Interest expense	310	174
Lessor is an MVS shareholder	Depreciation expense	74	64
Lessor is an MVS shareholder	Interest expense	88	80

Summary of ROU Assets and Lease Liabilities Attributable to Related Party Transactions

Additionally
, below is a
summary of the ROU assets and lease liabilities attributable to related party leases:

	As of December 31, 2021		As of December 31, 2020
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in SLO	$6,996	$11,938	$4,926	$8,560
Lessor has minority interest in MedMar	1,525	1,549	1,146	1,187
Lessor is an MVS shareholder	6,314	4,867	6,334	4,783
Finance Leases
Lessor has minority interest in MedMar	$2,137	$2,457	$1,201	$1,365
Lessor is an MVS shareholder	616	1,063	648	678